Goodwill and Other Intangibles (Details) - Schedule Of Amortization Of Intangibles $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Amortization of Intangibles [Abstract]
Remainder of 2023	$ 86
2024	295
2025	224
2026	169
2027	581
Total	$ 1,355